Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting, Measurement Disclosures [Abstract]
Segment Results
Detailed segment data for the years ended December 31 is as follows ($ in millions):

	2014	2013	2012
Sales:
Test & Measurement	$2,702.1	$2,582.4	$2,595.4
Environmental	3,547.3	3,316.9	3,063.5
Life Sciences & Diagnostics	7,185.7	6,856.4	6,485.1
Dental	2,193.1	2,094.9	2,022.9
Industrial Technologies	3,525.8	3,432.5	3,307.9
Total	$19,154.0	$18,283.1	$17,474.8

Operating profit:
Test & Measurement	$573.2	$515.1	$515.7
Environmental	705.2	696.5	652.5
Life Sciences & Diagnostics	1,105.9	1,009.8	861.1
Dental	304.4	304.9	293.1
Industrial Technologies	801.3	722.9	685.6
Equity method earnings related to Apex joint venture	—	—	69.9
Other	(143.4)	(128.7)	(98.3)
Total	$3,346.6	$3,120.5	$2,979.6

Identifiable assets:
Test & Measurement	$3,550.9	$3,561.6	$3,619.5
Environmental	3,824.9	3,584.5	3,146.6
Life Sciences & Diagnostics	13,743.9	13,614.7	13,305.2
Dental	6,224.3	4,095.1	4,079.9
Industrial Technologies	4,149.0	4,363.6	4,235.6
Other	3,615.2	3,519.3	2,667.9
Discontinued Operations	1,883.5	1,933.4	1,886.3
Total	$36,991.7	$34,672.2	$32,941.0

Depreciation and amortization:
Test & Measurement	$83.5	$90.7	$91.5
Environmental	85.7	62.7	48.9
Life Sciences & Diagnostics	539.0	517.3	478.2
Dental	85.0	83.3	92.4
Industrial Technologies	88.8	89.2	80.8
Other	7.5	7.4	7.2
Total	$889.5	$850.6	$799.0

	2014	2013	2012
Capital expenditures, gross:
Test & Measurement	$17.0	$25.4	$25.0
Environmental	76.1	46.5	29.5
Life Sciences & Diagnostics	391.1	386.7	296.8
Dental	24.4	30.7	30.2
Industrial Technologies	70.6	47.1	49.0
Other	1.4	1.7	15.3
Total	$580.6	$538.1	$445.8

Schedule Of Operations In Geographical Areas
Operations in Geographical Areas
Year Ended December 31

($ in millions)	2014	2013	2012
Sales:
United States	$8,091.2	$7,613.6	$7,353.7
China	1,727.5	1,612.7	1,424.7
Germany	1,182.9	1,161.5	1,085.8
All other (each country individually less than 5% of total sales)	8,152.4	7,895.3	7,610.6
Total	$19,154.0	$18,283.1	$17,474.8

Long-lived assets:
United States	$16,888.3	$15,673.7	$15,980.8
Germany	1,875.1	1,939.7	1,957.1
All other (each country individually less than 5% of total long-lived assets)	8,797.0	7,945.1	7,415.3
Total	$27,560.4	$25,558.5	$25,353.2

Sales By Major Product Group
Sales by Major Product Group
Year Ended December 31

($ in millions)	2014	2013	2012
Analytical & physical instrumentation	$5,778.6	$5,443.6	$5,215.2
Medical & dental products	9,381.6	8,958.0	8,509.1
Motion & industrial automation controls	1,554.5	1,559.1	1,592.4
Product identification	1,611.2	1,551.5	1,410.3
All other	828.1	770.9	747.8
Total	$19,154.0	$18,283.1	$17,474.8